Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Risk Concentrations
Schedule of third-party operating partners who have accounted for 10% or more of revenues

The following table sets forth the percentage of revenues attributable to third-party operating partners who have accounted for 10% or more of revenues attributable to the Company’s assets during the years ended December 31, 2022, 2021 and 2020.

Major Operators	2022	2021	2020
Operator A	*	*	11%
Operator B	*	*	13%
Operator C	12%	12%	17%
Operator D	*	15%	*
Operator E	10%	*	*
Operator F	10%	*	*

*Less than 10%